Statement of Changes in Equity - AUD ($)	Contributed equity	Other contributed equity	Share based payment reserve	Foreign currency translation reserve	Accumulated losses	Total
Balance at Jun. 30, 2024	$ 101,637,758		$ 4,224,946	$ (750,191)	$ (115,130,270)	$ (10,017,757)
Loss after income tax expense (benefit) for the half-year					(10,453,811)	(10,453,811)
Other comprehensive income (loss) for the half-year, net of tax				174,335		174,335
Total comprehensive income (loss) for the half-year				174,335	(10,453,811)	(10,279,476)
Issue of shares	16,387,602					16,387,602
Share issue costs	(187,965)					(187,965)
Unissued equity	(380,224)	380,224
Employee share-based payment options - expired			(495,900)		495,900
Employee share-based payment options			290,053			290,053
Balance at Dec. 31, 2024	117,457,171	380,224	4,019,099	(575,856)	(125,088,181)	(3,807,543)
Balance at Jun. 30, 2025	123,045,889	380,224	3,873,198	(773,511)	(134,827,249)	(8,301,449)
Loss after income tax expense (benefit) for the half-year					(12,552,490)	(12,552,490)
Other comprehensive income (loss) for the half-year, net of tax				(859,893)		(859,893)
Total comprehensive income (loss) for the half-year				(859,893)	(12,552,490)	(13,412,383)
Issue of shares	65,248,181					65,248,181
Share issue costs	(1,702,015)					(1,702,015)
Employee share-based payment options - expired			(1,770,043)		1,770,043
Employee share-based payment options			4,634,705			4,634,705
Balance at Dec. 31, 2025	$ 186,592,055	$ 380,224	$ 6,737,860	$ (1,633,404)	$ (145,609,696)	$ 46,467,039